Investment securities	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Investment securities
6.	Investment securities
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	January 31 2022	October 31 2021
Debt investment securities measured at FVOCI	$59,249	$52,611
Debt investment securities measured at amortized cost	17,576	18,157
Equity investment securities designated at FVOCI	3,542	3,178
Equity investment securities measured at FVTPL	1,301	1,223
Debt investment securities measured at FVTPL	31	30
Total investment securities	$81,699	$75,199
(a) Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at January 31, 2022 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$8,355	$93	$44	$8,404
Canadian provincial and municipal debt	5,428	7	92	5,343
U.S. treasury and other U.S. agency debt	16,264	115	216	16,163
Other foreign government debt	28,667	48	565	28,150
Other debt	1,189	5	5	1,189
Total	$59,903	$268	$922	$59,249

As at October 31, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$5,694	$135	$25	$5,804
Canadian provincial and municipal debt	5,202	12	59	5,155
U.S. treasury and other U.S. agency debt	13,528	188	79	13,637
Other foreign government debt	27,126	60	515	26,671
Other debt	1,339	9	4	1,344
Total	$52,889	$404	$682	$52,611
(b) Debt investment securities measured at amortized cost

	As at
	January 31, 2022		October 31, 2021
($ millions)	Fair value	Carrying value	Fair value	Carrying value
Canadian federal and provincial government issued or guaranteed debt	$11,674	$11,770	$12,310	$12,372
U.S. treasury and other U.S. agency debt	4,651	4,694	4,712	4,687
Other foreign government debt	996	986	970	960
Corporate debt	132	126	141	138
Total	$17,453	$17,576	$18,133	$18,157

(c) Equity investment securities designated as at fair value through other comprehensive income (FVOCI)
The Bank has designated certain instruments at FVOCI shown in the following table as these equity securities are held for strategic purposes.

As at January 31, 2022 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$36	$5	$5	$36
Common shares	2,909	653	56	3,506
Total	$2,945	$658	$61	$3,542

As at October 31, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$27	$4	$3	$28
Common shares	2,710	528	88	3,150
Total	$2,737	$532	$91	$3,178
Dividend income earned on equity securities designated at FVOCI of $38 million for the three months ended January 31, 2022 (October 31, 2021 – $32 million; January 31, 2021 – $26 million) has been recognized in interest income.
During the three months ended January 31, 2022, the Bank has disposed of certain equity securities designated at FVOCI with a fair value of $381 million (October 31, 2021 – $239 million; January 31, 2021 – $181 million). This has resulted in a realized gain of $36 million in the three months ended January 31, 2022 (October 31, 2021 – $35 million; January 31, 2021 – $39 million).